Related party transactions - Narrative (Details) - Other related parties - USD ($)			6 Months Ended		12 Months Ended
	Jul. 01, 2024	Jan. 01, 2024	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Percentage commissions on gross revenue per charter fixture					1.50%
Commission on gross revenue per charter fixture when excluded in pools, percent					1.25%
Prepaid expense - SCM
Disclosure of transactions between related parties [line items]
Commission on gross revenue per charter fixture when excluded in pools, percent					1.25%	1.25%	1.25%
Prepaid expense - SCM | LR2
Disclosure of transactions between related parties [line items]
Fees charged by pool manager, per vessel, per day when in pools	$ 285		$ 285	$ 250		$ 250	$ 250
Fees charged by pool manager, per vessel, per day when out of pools		$ 285			$ 285	250	250
Prepaid expense - SCM | Handymax and MR
Disclosure of transactions between related parties [line items]
Fees charged by pool manager, per vessel, per day when in pools	$ 360		$ 360	$ 325		325	325
Fees charged by pool manager, per vessel, per day when out of pools		335			$ 335	$ 300	$ 300
Prepaid vessel operating expenses - SSM
Disclosure of transactions between related parties [line items]
Increase in technical management fee, related party transactions		$ 12,500